UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 21.5%

	Aerospace & Defense – 0.4%

$120	BAE Systems Holdings	6.400%	12/15/11	BBB+	$126,305

100	Boeing Capital Corporation	6.500%	2/15/12	A	106,164

215	Kratos Defense & Security Solutions Inc.	10.000%	6/01/17	B+	239,187

325	Northrop Grumman Corporation	3.700%	8/01/14	BBB	341,578
760	Total Aerospace & Defense				813,234
	Airlines – 0.1%

235	Global Aviation Holdings	14.000%	8/15/13	BB–	254,975
	Auto Components – 0.2%

340	American & Axle Manufacturing Inc.	7.875%	3/01/17	B–	349,775
	Beverages – 0.3%

225	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	248,112

125	Diageo Finance BV	3.875%	4/01/11	A–	125,989

240	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	260,655
590	Total Beverages				634,756
	Building Products – 0.2%

460	Ryland Group Inc.	6.625%	5/01/20	BB–	455,400
	Capital Markets – 0.7%

200	Bank of New York Mellon	4.300%	5/15/14	Aa2	213,566

325	Goldman Sachs Group, Inc.	6.600%	1/15/12	A1	343,762

585	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	633,203

150	Morgan Stanley	5.250%	11/02/12	A	160,078

575	Morgan Stanley	6.000%	5/13/14	A	621,749
1,835	Total Capital Markets				1,972,358
	Chemicals – 0.8%

365	Airgas, Inc.	4.500%	9/15/14	BBB	382,631

340	CF Industries Inc.	6.875%	5/01/18	BB+	364,650

250	E.I. Du Pont de Nemours and Company	4.750%	11/15/12	A	266,568

110	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	114,274

205	Methanex Corporation	8.750%	8/15/12	BBB–	216,787

375	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	388,056
1,645	Total Chemicals				1,732,966
	Commercial Banks – 2.1%

350	BB&T Corporation	5.700%	4/30/14	A	385,375

225	Citigroup Inc.	6.000%	2/21/12	A	236,083

400	Citigroup Inc.	5.850%	7/02/13	A	431,970

325	Citigroup Inc.	6.500%	8/19/13	A	357,086

225	Credit Suisse First Boston, Note	6.125%	11/15/11	Aa1	235,797

260	Fifth Third Bancorp.	6.250%	5/01/13	Baa1	281,961

300	Household Finance Corporation	6.375%	11/27/12	A	325,396

335	KeyCorp.	6.500%	5/14/13	BBB+	363,915

200	PNC Funding Corporation	5.400%	6/10/14	A	219,413

500	Regions Financial Corporation of the Bank of America	7.000%	3/01/11	BB	501,022

230	US Bancorp	4.200%	5/15/14	Aa3	245,883

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks (continued)

$675	Wells Fargo & Company	5.250%	10/23/12	AA–	$723,967

275	Wells Fargo & Company	4.950%	10/16/13	A+	294,716
4,300	Total Commercial Banks				4,602,584
	Commercial Services & Supplies – 0.6%

210	Avis Budget Car Rental, 144A	8.250%	1/15/19	B	213,150

230	Browning Ferris – Allied Waste	9.250%	5/01/21	BBB	289,760

310	GATX Corporation	4.750%	10/01/12	Baa1	324,870

220	PHI Inc., 144A	8.625%	10/15/18	B+	226,600

300	West Corporation	11.000%	10/15/16	B–	327,000
1,270	Total Commercial Services & Supplies				1,381,380
	Communications Equipment – 0.1%

125	Cisco Systems, Inc.	5.250%	2/22/11	A+	125,787

50	Sungard Data Systems Inc., 144A	7.375%	11/15/18	B	50,500

50	Sungard Data Systems Inc., 144A	7.625%	11/15/20	B	50,875
225	Total Communications Equipment				227,162
	Computers & Peripherals – 0.3%

170	Dell Inc.	3.375%	6/15/12	A2	175,970

100	Hewlett Packard Company	6.500%	7/01/12	A	108,287

225	Hewlett Packard Company	4.750%	6/02/14	A	246,724

125	International Business Machines Corporation (IBM)	4.950%	3/22/11	Aa3	126,207
620	Total Computers & Peripherals				657,188
	Consumer Finance – 0.1%

275	American Express Credit Corporation	7.300%	8/20/13	A2	310,073
	Containers & Packaging – 0.1%

135	Rock-Tenn Company	5.625%	3/15/13	BBB	140,062
	Diversified Financial Services – 1.0%

225	Capital One Financial Corporation	7.375%	5/23/14	Baa1	256,229

700	General Electric Capital Corporation	5.250%	10/19/12	AA+	748,470

850	JP Morgan Chase & Company	5.750%	1/02/13	A1	921,460

250	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	268,074
2,025	Total Diversified Financial Services				2,194,233
	Diversified Telecommunication Services – 2.0%

325	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	341,250

455	Cincinnati Bell Inc.	8.750%	3/15/18	B–	428,838

575	Citizens Communications Company	9.000%	8/15/31	BB	593,687

312	Cox Communications, Inc.	5.500%	10/01/15	Baa2	343,648

225	Insight Communications, 144A	9.375%	7/15/18	B–	240,750

480	Paetec Holding Corporation	8.875%	6/30/17	Ba3	514,800

790	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba2	821,600

310	Telecom Italia Capital	5.250%	10/01/15	BBB	317,727

200	Telefonica Emisiones SAU	4.949%	1/15/15	A–	207,325

150	Verizon Communications	5.875%	1/17/12	A–	157,111

400	Verizon Global Funding Company	4.900%	9/15/15	A–	439,727
4,222	Total Diversified Telecommunication Services				4,406,463

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 0.8%

$325	American Electric Power	5.250%	6/01/15	BBB	$356,986

198	Dominion Resources Inc.	5.700%	9/17/12	A–	213,144

455	Edison Mission Energy	7.625%	5/15/27	B–	331,013

200	Exelon Generation Company LLC	5.350%	1/15/14	A3	216,666

4	FirstEnergy Corporation	6.450%	11/15/11	Baa3	4,164

400	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	416,010

110	West Corporation, 144A	8.625%	10/01/18	B	117,150
1,692	Total Electric Utilities				1,655,133
	Electronic Equipment & Instruments – 0.3%

365	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	396,872

315	ViaSystems Inc., 144A	12.000%	1/15/15	B+	353,587
680	Total Electronic Equipment & Instruments				750,459
	Energy Equipment & Services – 0.5%

310	Geokinetics Holdings Inc.	9.750%	12/15/14	B–	299,150

275	Kinder Morgan Energy Partners, L.P.	5.850%	9/15/12	BBB	294,989

335	Linn Energy LLC Finance Corporation, 144A	7.750%	2/01/21	B	345,050

225	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB–	243,130
1,145	Total Energy Equipment & Services				1,182,319
	Food & Staples Retailing – 0.3%

325	Kroger Co.	3.900%	10/01/15	BBB	341,850

250	Safeway Inc.	6.250%	3/15/14	BBB	277,934
575	Total Food & Staples Retailing				619,784
	Food Products – 0.0%

23	Kraft Foods Inc.	5.625%	11/01/11	Baa2	23,899
	Hotels, Restaurants & Leisure – 0.5%

335	Boyd Gaming Corporation, 144A	9.125%	12/01/18	B	332,487

345	Brunswick Corporation	7.375%	9/01/23	Caa1	305,325

310	Marina District Finance Company Limited, 144A	9.875%	8/15/18	BB	306,900

175	Tricon Global Restaurants Incorporated	8.875%	4/15/11	BBB–	178,886
1,165	Total Hotels, Restaurants & Leisure				1,123,598
	Household Durables – 0.3%

305	Meritage Homes Corporation	7.150%	4/15/20	B+	305,000

310	Norcraft Companies Finance	10.500%	12/15/15	B2	330,925
615	Total Household Durables				635,925
	Household Products – 0.3%

350	Clorox Company	3.550%	11/01/15	BBB+	360,551

350	Procter and Gamble Company	3.150%	9/01/15	AA–	363,912
700	Total Household Products				724,463
	Industrial Conglomerates – 0.3%

125	Textron Financial Corporation	5.125%	2/03/11	Baa3	125,341

365	Timken Company	6.000%	9/15/14	BBB–	402,120

155	Tyco International Group	6.000%	11/15/13	A–	172,062
645	Total Industrial Conglomerates				699,523

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.8%

$225	Allstate Life Global Funding	5.375%	4/30/13	A+	$245,151

250	Berkshire Hathaway Inc.	5.000%	8/15/13	AA+	273,049

400	Genworth Life Institution Funding	5.875%	5/03/13	A	419,702

275	Met Life Global Funding I	5.125%	4/10/13	AA–	296,257

475	Prudential Financial Inc.	5.100%	9/20/14	A	510,662
1,625	Total Insurance				1,744,821
	IT Services – 0.3%

204	First Data Corporation., 144A	12.625%	1/15/21	B–	195,840

204	First Data Corporation., 144A	8.250%	1/15/21	B–	196,860

46	First Data Corporation	9.875%	9/24/15	B–	44,045

126	Fiserv Inc.	6.125%	11/20/12	Baa2	136,327
580	Total IT Services				573,072
	Machinery – 0.4%

250	Caterpillar Financial Services Corporation	6.200%	9/30/13	A	280,850

250	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	254,375

125	John Deere Capital Corporation	5.650%	7/25/11	A	128,674

200	John Deere Capital Corporation	5.250%	10/01/12	A	215,217
825	Total Machinery				879,116
	Media – 1.1%

205	Allbritton Communications Company, 144A	8.000%	5/15/18	B	208,075

20	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	21,850

110	Clear Channel Worldwide Holdings Inc., 144A	9.250%	12/15/17	B	121,000

350	Comcast Corporation	5.850%	11/15/15	BBB+	393,849

185	Nielsen Finance LLC Co.	11.625%	2/01/14	B	215,063

110	Nielsen Finance LLC Co.	7.750%	10/15/18	B	114,400

420	Sinclair Television Group, 144A	9.250%	11/01/17	Ba3	456,750

150	Time Warner Cable Inc.	5.400%	7/02/12	BBB	159,302

105	Time Warner Cable Inc.	6.200%	7/01/13	BBB	116,684

250	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	265,000

125	Walt Disney Company	5.700%	7/15/11	A	128,542

75	WMG Acquisition Group	9.500%	6/15/16	Ba2	80,813
2,105	Total Media				2,281,328
	Metals & Mining – 0.4%

150	ArcelorMittal	5.375%	6/01/13	BBB–	159,533

200	BHP Billiton Finance Limited	5.500%	4/01/14	A+	221,492

240	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	242,700

140	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	150,500
730	Total Metals & Mining				774,225
	Multiline Retail – 0.6%

150	Costco Wholesale Corporation	5.300%	3/15/12	A+	157,852

585	CVS Caremark Corporation	3.250%	5/18/15	BBB+	595,133

200	Home Depot, Inc.	5.400%	3/01/16	BBB+	224,376

250	Target Corporation	5.875%	3/01/12	A+	263,330
1,185	Total Multiline Retail				1,240,691

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.2%

$450	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	$461,250
	Oil, Gas & Consumable Fuels – 2.5%

125	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	140,230

100	Apache Corporation	6.250%	4/15/12	A–	106,486

345	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	CCC+	327,750

290	Black Elk Energy Offshore Operations LLC, 144A	13.750%	12/01/15	B–	290,000

210	BP Capital Markets PLC	3.625%	5/08/14	A	216,644

110	Breitburn Energy Partners LP, 144A	8.625%	10/15/20	B+	111,100

405	Cenovus Energy Inc., 144A	4.500%	9/15/14	BBB+	434,350

100	Chevron Corporation	3.950%	3/03/14	Aa1	106,836

100	Energy XXI Gulf Coast Inc.	9.250%	12/15/17	B	104,250

240	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB–	251,985

225	McMoran Exploration Corporation	11.875%	11/15/14	B	249,750

450	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	446,625

220	Offshore Group Investment Limited, 144A	11.500%	8/01/15	B–	239,800

310	OPTI Canada Inc.	8.250%	12/15/14	CCC	222,425

330	RAAM Global Energy Company	12.500%	10/01/15	B	340,313

390	Sabine Pass LNG LP	7.500%	11/30/16	B+	367,575

180	Sandridge Energy Inc.	8.625%	4/01/15	B+	185,175

260	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	268,450

300	StatOilHydro ASA	2.900%	10/15/14	Aa2	310,481

365	Tesoro Petroleum Corporation	6.250%	11/01/12	BB+	383,250

150	Valero Energy Corporation	6.875%	4/15/12	BBB	159,677

205	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	200,388
5,410	Total Oil, Gas & Consumable Fuels				5,463,540
	Paper & Forest Products – 0.2%

455	McClatchy Company	11.500%	2/15/17	B+	513,581
	Pharmaceuticals – 0.1%

125	American Home Products Corporation, Wyeth	6.950%	3/15/11	AA	126,617
	Real Estate – 0.2%

210	Host Hotel & Resorts Inc.	6.000%	11/01/20	BB+	207,900

205	Potlatch Corporation	7.500%	11/01/19	Ba1	215,250
415	Total Real Estate				423,150
	Road & Rail – 0.1%

255	DynCorp International Inc., 144A	10.375%	7/01/17	B1	262,650
	Software – 0.1%

125	Oracle Corporation	5.000%	1/15/11	A	125,148
	Specialty Retail – 0.4%

50	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	49,875

210	Claires Stores, Inc.	10.500%	6/01/17	CCC	196,875

50	Ferrellgas LP, 144A	6.500%	5/01/21	Ba3	49,000

435	TJX Companies, Inc.	4.200%	8/15/15	A	466,723
745	Total Specialty Retail				762,473
	Textiles, Apparel & Luxury Goods – 0.1%

100	Brickman Group Holdings, 144A	9.125%	11/01/18	B3	101,750

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Textiles, Apparel & Luxury Goods (continued)

$105	Hanesbrands Inc., 144A	6.375%	12/15/20	BB–	$100,275

205	Total Textiles, Apparel & Luxury Goods				202,025
	Tobacco – 0.3%

225	Altria Group Inc.	8.500%	11/10/13	Baa1	266,491

400	Reynolds American Inc.	7.250%	6/01/13	BBB	445,315
625	Total Tobacco				711,806
	Wireless Telecommunication Services – 1.2%

250	AT&T/Cingular Wireless Services	8.125%	5/01/12	A2	273,183

375	Cricket Communications Inc.	7.750%	10/15/20	B–	358,125

473	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	524,821

165	MetroPCS Wireless Inc.	6.625%	11/15/20	B	157,575

490	Sprint Capital Corporation	6.900%	5/01/19	BB–	486,325

125	Vodafone Group PLC	5.500%	6/15/11	A–	127,736

150	Vodafone Group PLC	5.000%	12/16/13	A–	163,400

165	Windstream Corporation	7.750%	10/15/20	Ba3	170,775

290	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB–	300,875
2,483	Total Wireless Telecommunication Services				2,562,815
$44,520	Total Corporate Bonds (cost $44,278,607)				46,656,020

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 47.5%

	U.S. Treasury Bonds/Notes – 47.5%

$500	United States of America Treasury Bonds/Notes	4.875%	7/31/11	AAA	$513,477

1,700	United States of America Treasury Bonds/Notes	4.500%	11/30/11	AAA	1,764,481

13,800	United States of America Treasury Bonds/Notes	1.130%	12/15/11	AAA	13,906,205

18,800	United States of America Treasury Bonds/Notes, (3)	1.130%	1/15/12	AAA	18,953,480

1,400	United States of America Treasury Bonds/Notes	4.750%	1/31/12	AAA	1,466,063

400	United States of America Treasury Bonds/Notes	4.880%	2/15/12	AAA	420,110

1,300	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	1,367,133

200	United States of America Treasury Bonds/Notes, (3)	4.880%	6/30/12	AAA	213,242

2,000	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	2,041,406

1,250	United States of America Treasury Bonds/Notes	4.130%	8/31/12	AAA	1,325,098

3,500	United States of America Treasury Bonds/Notes	1.380%	9/15/12	AAA	3,551,272

1,000	United States of America Treasury Bonds/Notes	1.380%	11/15/12	AAA	1,015,078

6,500	United States of America Treasury Bonds/Notes	1.130%	12/15/12	AAA	6,567,795

13,000	United States of America Treasury Bonds/Notes	1.380%	1/15/13	AAA	13,200,083

6,000	United States of America Treasury Bonds/Notes	2.750%	2/28/13	AAA	6,272,346

1,000	United States of America Treasury Bonds/Notes	1.750%	4/15/13	AAA	1,023,126

6,500	United States of America Treasury Bonds/Notes	1.380%	5/15/13	AAA	6,594,491

1,250	United States of America Treasury Bonds/Notes	1.000%	7/15/13	AAA	1,256,346

500	United States of America Treasury Bonds/Notes	1.750%	1/31/14	AAA	510,547

5,000	United States of America Treasury Bonds/Notes	1.880%	2/28/14	AAA	5,121,095

700	United States of America Treasury Bonds/Notes	6.130%	8/15/29	AAA	885,500

3,373	United States of America Treasury Inflation Indexed Obligations	1.880%	7/15/15	AAA	3,658,275

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$7,521	United States of America Treasury Inflation Indexed Obligations	1.250%	7/15/20	AAA	$7,711,610

55	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/14	AAA	52,658

3,500	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/12	AAA	3,486,242
$100,749	Total U.S. Government and Agency Obligations (cost $102,168,799)				102,877,159

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTAGE-BACKED SECURITIES – 18.1%

	Autos – Asset-Backed Securities – 10.3%

$1,548	Ally Master Owner Trust 2010-3	2.880%	4/15/15	AAA	$1,586,256

1,050	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/08/15	Aa1	1,048,876

680	Bank of America Auto Trust, Series 2009-2A, 144A	2.130%	9/15/13	AAA	685,460

589	Bank of America Auto Trust, Series 2009-1A	2.670%	7/15/13	AAA	595,427

950	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	955,564

1,935	BMW Vehicle Owners Trust, Series 2010-A	2.100%	10/25/16	AAA	1,976,268

112	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	114,093

1,000	CarMax Auto Owner Trust 2009-2	1.740%	4/15/14	AAA	1,010,835

575	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	AA	563,166

872	Chrysler Financial Auto Securitization Trust, Series 2010A	1.650%	11/08/13	AA	871,745

53	Daimler Chrysler Auto Trust 2008-A A3	3.700%	6/08/12	AAA	53,671

158	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	164,148

700	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	707,265

87	Ford Credit Auto Owner Trust 2008A-3A	3.960%	4/15/12	AAA	87,937

1,000	Ford Credit Auto Owner Trust 2009E	2.420%	11/15/14	AAA	1,027,206

710	Ford Credit Auto Owners Trust 2010	2.930%	11/15/15	AA	723,584

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3, (8)	4.200%	2/15/17	AAA	1,564,288

863	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	903,502

700	Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	708,083

1,115	Mercedes-Benz Auto Receivables Trust, Series 2010-1	2.140%	8/15/13	AAA	1,139,410

116	Nissan Auto Receivables Owner Trust 2008-B A3	4.460%	4/16/12	AAA	117,362

204	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	206,751

1,860	Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	1,908,704

1,028	Toyota Auto Receivables Owner Trust, Class A3, Series 2003B	1.860%	5/16/16	AAA	1,043,570

113	USAA Auto Owner Trust 2007-2	5.070%	6/15/13	AAA	114,790

1,000	USAA Auto Owners Trust 2010-1	2.140%	9/15/15	AAA	1,021,214

622	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	636,262

620	World Omni Auto Receivables Trust, Series 2010A	1.340%	12/16/13	AAA	624,204
21,740	Total Auto				22,159,641
	Credit Cards – Asset-Backed Securities – 3.4%

1,140	Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	1,155,785

650	CitiBank Credit Card Issuance Trust, Series 2006-A4	5.450%	5/10/13	AAA	661,449

2,300	CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	2,352,337

234	Discover Card Master Trust I 2008-3	5.100%	10/15/13	AAA	237,114

1,840	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	1,872,076

1,080	General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	1,093,167
7,244	Total Credit Cards				7,371,928

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2010

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Other – Asset-Backed Securities – 0.9%

$ 1,000		CNH Agriculture Equipment Trust, Series 2009C	1.850%	12/16/13	AAA	$1,008,389

850		CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	857,144
1,850		Total Other				1,865,533
		Commercial – Mortgage-Backed Securities – 1.5%

850		Banc of America Commercial Mortgage Pass-Through Certificates, Series 2005	4.930%	7/10/45	AAA	888,468

930		CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	974,968

557		General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.350%	8/11/36	AAA	582,966

833		Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.870%	3/18/36	AAA	867,377
3,170		Total Commercial				3,313,779
		Residential – Mortgage-Backed Securities – 2.0%

1,061		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	1,091,985

4,036		Federal National Mortgage Interest Strip Series 366-25, (8)	5.000%	10/01/35	AAA	477,177

152		Federal National Mortgage Pool 838948	2.070%	8/01/35	AAA	157,482

1,507		Government National Mortgage Association, Guaranteed REMIC Pass Through Securities and MX Securities Trust 2006-062	4.500%	5/16/38	AAA	1,596,636

1,042		National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	1,014,749

44		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.860%	10/25/35	AAA	40,651
7,842		Total Residential				4,378,680
$ 41,846		Total Asset-Backed and Mortgage-Backed Securities (cost $38,583,686)				39,089,561

Principal Amount (000) (4)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 4.9%

		Colombia – 2.2%

7,824,000	COP	Republic of Colombia	7.750%	4/14/21	BB+	$4,859,437
		Germany – 1.9%

$ 4,000		KFW Bankegruppe	4.625%	1/20/11	AAA	4,006,168
		Peru – 0.8%

4,800	PEN	Republic of Peru	6.950%	8/12/31	Baa3	1,779,571
		Total Sovereign Debt (cost $10,119,842)				10,645,176

Principal Amount (000)		Description (1)		Coupon	Maturity	Value
		STRUCTURED NOTES – 0.8%

$ 1,750		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A		0.000%	10/25/13	$1,661,660
$ 1,750		Total Structured Notes (cost $1,643,854)				1,661,660

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 5.5%

	U.S. Government and Agency Obligations – 3.5%

$1,000	Federal Home Loan Banks, Discount Notes	1.000%	2/03/11	AAA	$999,753

4,500	Federal Home Loan Bank Bonds	3.630%	7/01/11	AAA	4,576,972

2,000	Federal Home Loan Mortgage Corporation, Notes	0.000%	9/12/11	AAA	1,997,060
7,500	Total U.S. Government and Agency Obligations				7,573,785
	Repurchase Agreements – 2.0%

4,265	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/10, repurchase price $4,265,177, collateralized by $4,540,000 U.S. Treasury Notes, 1.875%, due 8/31/17, value $4,352,725	0.040%	1/03/11	N/A	4,265,163
	Total Short-Term Investments (cost $11,837,686)				11,838,948
	Total Investments (cost $208,632,474) – 98.3%				212,768,524
	Other Assets Less Liabilities – 1.7% (5)				3,593,561
	Net Assets – 100%				$216,362,085

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2010:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
BNP Paribas	Brazillian Real	4,111,200	U.S. Dollar	2,402,805	1/04/11	$(73,821)
Deutsche Bank	Brazillian Real	4,111,200	U.S. Dollar	2,467,411	1/04/11	(9,216)
Royal Bank of Canada	Colombian Peso	8,307,440,000	U.S. Dollar	4,389,664	2/25/11	28,231
HSBC	Euro	1,700,000	U.S. Dollar	2,311,524	1/18/11	39,868
BNP Paribas	Japanese Yen	195,211,200	U.S. Dollar	2,400,000	1/05/11	(4,375)
BNP Paribas	Mexican Peso	30,000,000	U.S. Dollar	2,393,360	1/14/11	(34,189)
JPMorgan Chase	Peruvian Nuevo Sol	4,920,000	U.S. Dollar	1,728,742	1/12/11	(24,036)
BNP Paribas	Pound Sterling	1,500,000	U.S. Dollar	2,371,575	1/26/11	33,289
Morgan Stanley	Swiss Franc	2,387,256	U.S. Dollar	2,400,000	1/26/11	(153,913)
BNP Paribas	Turkish Lira	3,511,111	U.S. Dollar	2,390,951	1/14/11	119,791
HSBC	U.S. Dollar	2,404,553	Australian Dollar	2,450,000	2/07/11	91,092
Deutsche Bank	U.S. Dollar	2,400,000	Brazillian Real	4,111,200	1/04/11	76,627
BNP Paribas	U.S. Dollar	2,467,411	Brazillian Real	4,111,200	1/04/11	9,216
BNP Paribas	U.S. Dollar	2,387,179	Brazillian Real	4,111,200	2/02/11	72,949
Royal Bank of Scotland	U.S. Dollar	42,570	Czech Koruna	818,010	1/31/11	1,075
Morgan Stanley	U.S. Dollar	1,184,470	Indian Rupee	54,000,000	2/10/11	15,158
BNP Paribas	U.S. Dollar	2,362,102	Japanese Yen	195,211,200	1/05/11	42,273
BNP Paribas	U.S. Dollar	2,431,867	Mexican Peso	30,000,000	1/14/11	(4,318)
HSBC	U.S. Dollar	2,400,000	Mexican Peso	29,762,640	2/08/11	4,215
Citibank	U.S. Dollar	56,584	Polish Zloty	168,500	1/05/11	330
BNP Paribas	U.S. Dollar	2,400,000	South African Rand	16,680,432	2/7/11	119,417
Royal Bank of Scotland	U.S. Dollar	15,235	Swedish Krona	104,515	1/31/11	291
Morgan Stanley	U.S. Dollar	1,209,054	Swiss Franc	1,197,256	1/26/11	71,784
Morgan Stanley	U.S. Dollar	1,218,264	Swiss Franc	1,190,000	1/26/11	54,811
Royal Bank of Canada	U.S. Dollar	2,452,407	Turkish Lira	3,511,111	1/14/11	(181,247)
						$295,302

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2010

Interest Rate Swaps outstanding at December 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Term- ination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	9,000,000	EUR	Receive	6-Month EURIBOR	1.710%	Annually	12/16/12	$(39,751)	$(39,751)
Citibank	15,500,000	EUR	Pay	6-Month EURIBOR	2.580	Annually	12/16/15	117,520	117,520
Citibank	6,500,000	EUR	Receive	6-Month EURIBOR	3.363	Annually	12/16/20	(66,593)	(66,593)
Citibank	8,350,000	PLN	Pay	6-Month WIBOR	5.340	Annually	7/06/20	(43,623)	(43,623)
Citibank	12,800,000	AUD	Receive	3-Month AUD-BBR	5.400	Quarterly	12/16/12	(6,995)	(6,995)
Citibank	22,700,000	AUD	Pay	6-Month AUD-BBR	5.915	Semi-Annually	12/16/15	21,988	21,988
Citibank	9,900,000	AUD	Receive	6-Month AUD-BBR	6.180	Semi-Annually	12/16/20	(53,399)	(53,399)
Deutsche Bank AG	14,200,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	145,517	145,517
Deutsche Bank AG	72,000,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	424,120	424,120
JPMorgan	3,268,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/10/14	(94,374)	(92,399)
JPMorgan	10,831,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(147,294)	(147,294)
Morgan Stanley	176,000,000	JPY	Receive	6-Month LIBOR-BBA	0.718	Semi-Annually	12/16/15	(17,351)	(17,351)
Morgan Stanley	3,973,000,000	JPY	Pay	6-Month LIBOR-BBA	0.386	Semi-Annually	10/05/12	(21,041)	(21,041)
Morgan Stanley	105,000,000	JPY	Pay	6-Month LIBOR-BBA	0.445	Semi-Annually	12/16/12	1,685	1,685
Morgan Stanley	801,000,000	JPY	Receive	6-Month LIBOR-BBA	1.022	Semi-Annually	10/05/20	99,659	99,659
Morgan Stanley	71,000,000	JPY	Pay	6-Month LIBOR-BBA	1.379	Semi-Annually	12/16/20	19,466	19,466
Morgan Stanley	5,500,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(243,706)	(243,706)
Morgan Stanley	71,750,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	86,222	86,222
Morgan Stanley	27,500,000	SEK	Receive	3-Month STIBOR	2.560	Annually	11/12/15	106,555	106,555
UBS AG	108,000,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(40,084)	(40,084)
									$250,496
*	Annualized

Credit Default Swaps outstanding at December 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	14.35%	$460,000	5.000%	6/20/14	$(99,914)	$(26,314)
JPMorgan	DJ Investment Grade CDX	Sell	.69	2,000,000	1.000	12/20/14	24,649	3,933
JPMorgan	DJ High Yield CDX	Sell	3.06	940,000	5.000	6/20/14	59,853	315,416
JPMorgan	DJ Investment Grade CDX	Sell	.85	7,250,000	1.000	12/20/15	52,875	12,249
UBS AG	DJ Investment Grade CDX	Sell	.85	3,000,000	1.000	12/20/15	21,879	3,929
UBS AG	Freescale Semiconductor, Inc.	Sell	4.98	330,000	5.000	6/20/15	(5,916)	56,784
								$365,997
*	Annualized

Futures Contracts outstanding at December 31, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 2-Year Treasury Note	Long	190	3/11	$41,592,188	$(27,254)
U.S. 5-Year Treasury Note	Short	(114)	3/11	(13,419,938)	177,268
U.S. 10-Year Treasury Note	Short	(125)	3/11	(15,054,688)	362,760
U.S. 30-Year Treasury Bond	Short	(24)	3/11	(2,931,000)	65,834
					$578,608

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$46,656,020	$—	$46,656,030
U.S. Government and Agency Obligations	-102,877,159	-102,877,159	—	102,877,159
Asset-Backed and Mortgage-Backed Securities	—	37,048,096	2,041,465	39,089,561
Sovereign Debt	—	10,645,176	—	10,645,176
Structured Notes	—	1,661,660	—	1,661,660
Short-Term Investments	-11,838,948	—	—	-11,838,948
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	295,302	—	295,302
Interest Rate Swaps*	—	250,496	—	250,496
Credit Default Swaps*	—	365,997	—	365,997
Futures Contracts*	578,608	—	—	578,608
Total	$578,608	$211,638,854	$2,041,465	$214,258,927
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Asset-Backed and Mortgage-Backed Securities	Level 3 Interest Rate Swaps*	Level 3 Total
Balance at the beginning of period	$—	$149,496	$149,496
Gains (losses):
Net realized gains (losses)	—	76,692	76,692.00
Net change in unrealized appreciation (depreciation)	—	(149,496)	(149,496.00)
Purchases at cost	—	(76,692)	(76,692.00)
Sales at proceeds	—	—	—
Net discounts (premiums)	—	—	—
Transfers in to	2,041,465	—	2,041,465.00
Transfers out of	—	—	—
Balance at the end of period	$2,041,465	$—	$2,041,465
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodologies, changes in the observability of inputs or changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$—	$(79,491,457)	$79,491,457	$(2,041,465)	$2,041,465	$—

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	11

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$780,417	Unrealized depreciation on forward foreign currency exchange contracts	$485,115
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	605,862	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	27,254
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	1,022,732	Unrealized depreciation on interest rate swaps**	772,236
Credit	Swaps	Unrealized appreciation on credit default swaps**	392,311	Unrealized depreciation on credit default swaps**	26,314
Total			$2,801,322		$1,310,919
*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments (excluding investments in derivatives), was $209,831,083.

11.1	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Short Duration Bond Fund (continued)

December 31, 2010

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$3,757,854
Depreciation	(820,413)
Net unrealized appreciation (depreciation) of investments	$2,937,441

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(5)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

(6)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(8)	For fair value measurement disclosure purposes, investment categorized as Level 3.

N/A	Not applicable.

I/O	Interest only investment.

P/O	Principal only investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

PLN	Polish Zloty

SEK	Swedish Krona

AUD-BBR	Australian Dollar-Bank Bill Rate

CLICP	Sinacofi Chile Inter-Bank Rate Average

EURIBOR	Euro Inter-Bank Offered Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

12	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.1%

	Diversified Telecommunication Services – 0.1%

$100	Qwest Communications International Inc.	7.500%	2/15/14	Ba2	$101,750
$100	Total Convertible Bonds (cost $94,939)				101,750

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 29.3%

	Aerospace & Defense – 0.4%

$50	BE Aerospace Inc.	8.500%	7/01/18	BB	$54,875

12	Boeing Capital Corporation	5.800%	1/15/13	A	13,102

35	General Dynamics Corporation	4.250%	5/15/13	A	37,639

95	Kratos Defense & Security Solutions Inc.	10.000%	6/01/17	B+	105,688

20	Lockheed Martin Corporation	7.650%	5/01/16	A–	24,369

85	Raytheon Company	4.400%	2/15/20	A–	87,081

8	United Technologies Corporation	7.500%	9/15/29	A	10,308
305	Total Aerospace & Defense				333,062
	Airlines – 0.2%

140	Global Aviation Holdings	14.000%	8/15/13	BB–	151,900
	Auto Components – 0.2%

155	American & Axle Manufacturing Inc.	7.875%	3/01/17	B–	159,456
	Beverages – 0.4%

140	Anheuser Busch InBev, 144A	5.375%	11/15/14	BBB+	154,381

5	Diageo Capital, PLC	5.750%	10/23/17	A–	5,679

55	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	59,733

10	Pepsi Bottling Group LLC	5.500%	4/01/16	Aa3	11,409

65	PepsiCo Inc.	3.750%	3/01/14	Aa3	68,840

275	Total Beverages				300,042
	Building Products – 0.2%

40	Dayton Superior Corporation, (3)	13.000%	6/15/11	Caa3	6,000

4	Masco Corporation	5.875%	7/15/12	BBB	4,195

185	Ryland Group Inc.	6.625%	5/01/20	BB-	183,150
229	Total Building Products				193,345
	Capital Markets – 1.6%

105	Bank of New York Mellon	4.300%	5/15/14	Aa2	112,122

505	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	546,612

170	Jefferies Group Inc.	8.500%	7/15/19	BBB	194,677

185	Morgan Stanley	6.000%	5/13/14	A	200,041

150	Morgan Stanley	5.625%	9/23/19	A	153,215

120	Morgan Stanley	5.950%	12/28/17	A	127,146
1,235	Total Capital Markets				1,333,813
	Chemicals – 1.0%

190	Airgas, Inc.	4.500%	9/15/14	BBB	199,178

145	CF Industries Inc.	6.875%	5/01/18	BB+	155,513

75	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	77,914

80	Methanex Corporation	8.750%	8/15/12	BBB–	84,600

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$195	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	$201,789

75	Praxair, Inc.	4.500%	8/15/19	A	78,970
760	Total Chemicals				797,964
	Commercial Banks – 1.5%

150	Barlcays Bank PLC	5.000%	9/22/16	AA–	158,927

115	BB&T Corporation	5.700%	4/30/14	A	126,623

6	Charter One Bank FSB	6.375%	5/15/12	A3	6,298

140	Credit Suisse New York	5.500%	5/01/14	Aa1	153,649

110	Fifth Third Bancorp	6.250%	5/01/13	Baa1	119,291

4	Key Bank NA	7.000%	2/01/11	BBB+	4,016

140	KeyCorp.	6.500%	5/14/13	BBB+	152,084

25	National City Bank	6.200%	12/15/11	A	26,213

60	PNC Funding Corporation	6.700%	6/10/19	A	69,194

6	SunTrust Banks Inc.	6.375%	4/01/11	Baa1	6,076

95	US Bancorp	4.200%	5/15/14	Aa3	101,560

9	US Bank NA Minnesota	6.375%	8/01/11	Aa3	9,301

74	Wachovia Corporation	5.250%	8/01/14	A+	78,985

170	Wells Fargo & Company	5.250%	10/23/12	AA-	182,332
1,104	Total Commercial Banks				1,194,549
	Commercial Services & Supplies – 0.7%

100	Avis Budget Car Rental, 144A	8.250%	1/15/19	B	101,500

85	Browning Ferris-Allied Waste	9.250%	5/01/21	BBB	107,085

110	GATX Corporation	4.750%	10/01/12	Baa1	115,276

100	PHI Inc., 144A	8.625%	10/15/18	B+	103,000

135	West Corporation	11.000%	10/15/16	B–	147,150
530	Total Commercial Services & Supplies				574,011
	Communications Equipment – 0.1%

10	Cisco Systems, Inc.	5.500%	2/22/16	A+	11,424

3	Motorola, Inc.	7.500%	5/15/25	BBB	3,269

25	Sungard Data Systems Inc., 144A	7.375%	11/15/18	B	25,250

25	Sungard Data Systems Inc., 144A	7.625%	11/15/20	B	25,438
63	Total Communications Equipment				65,381
	Computers & Peripherals – 0.1%

20	Dell Inc.	3.375%	6/15/12	A2	20,702

35	Hewlett Packard Company	4.500%	3/01/13	A	37,482

35	International Business Machines Corporation (IBM)	4.750%	11/29/12	Aa3	37,593
90	Total Computers & Peripherals				95,777
	Consumer Finance – 0.3%

185	American Express Credit Corporation	7.300%	8/20/13	A2	208,595
	Containers & Packaging – 0.2%

95	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	78,850

50	Rock-Tenn Company	5.625%	3/15/13	BBB	51,875
145	Total Containers & Packaging				130,725
	Diversified Financial Services – 1.6%

185	Capital One Financial Corporation	7.375%	5/23/14	Baa1	210,677

225	Citigroup Inc.	6.125%	11/21/17	A	246,923

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$65	Citigroup Inc.	6.000%	10/31/33	A–	$61,032

65	General Electric Capital Corporation	5.625%	9/15/17	AA+	71,373

225	General Electric Capital Corporation	6.875%	1/10/39	AA+	260,895

80	JP Morgan Chase & Company	5.375%	10/01/12	Aa3	85,877

210	JP Morgan Chase & Company	6.000%	1/15/18	Aa3	234,857

90	National Rural Utilities Cooperative Finance Corporation	7.250%	3/01/12	A	96,507
1,145	Total Diversified Financial Services				1,268,141
	Diversified Telecommunication Services – 2.7%

240	AT&T, Inc.	6.800%	5/15/36	A2	266,646

140	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	147,000

190	Cincinnati Bell Inc.	8.750%	3/15/18	B–	179,075

240	Citizens Communications Company	9.000%	8/15/31	BB	247,800

145	Cox Communications, Inc.	5.500%	10/01/15	Baa2	159,708

90	France Telecom	5.375%	7/08/19	A–	100,029

100	Insight Communications, 144A	9.375%	7/15/18	B–	107,000

180	Paetec Holding Corporation	8.875%	6/30/17	Ba3	193,050

130	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba2	135,200

215	Telecom Italia Capital	5.250%	10/01/15	BBB	220,359

130	Telefonica Emisiones SAU	4.949%	1/15/15	A–	134,761

260	Verizon Communications	6.250%	4/01/37	A–	278,355
2,060	Total Diversified Telecommunication Services				2,168,983
	Electric Utilities – 0.9%

35	American Electric Power	5.250%	6/01/15	BBB	38,445

20	Carolina Power and Light Company	5.125%	9/15/13	A1	21,952

14	Duke Capital LLC	5.668%	8/15/14	BBB	15,445

105	Duke Energy Corporation	6.250%	1/15/12	A–	110,876

190	Edison Mission Energy	7.625%	5/15/27	B–	138,225

75	Exelon Corporation	4.900%	6/15/15	Baa1	80,062

2	FirstEnergy Corporation	6.450%	11/15/11	Baa3	2,082

5	FirstEnergy Corporation	7.375%	11/15/31	Baa3	5,285

250	Niagara Mohawk Power Company, 144A	3.553%	10/01/14	A–	260,006

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	11,672

5	PSE&G Power LLC.	8.625%	4/15/31	Baa1	6,439

50	West Corporation, 144A	8.625%	10/01/18	B	53,250
761	Total Electric Utilities				743,739
	Electrical Equipment – 0.0%

25	Emerson Electric Company	5.250%	10/15/18	A	27,816
	Electronic Equipment & Instruments – 0.4%

190	Agilent Technologies Inc.	5.500%	9/14/15	BBB–	206,591

120	ViaSystems Inc., 144A	12.000%	1/15/15	B+	134,700
310	Total Electronic Equipment & Instruments				341,291
	Energy Equipment & Services – 1.2%

110	Geokinetics Holdings Inc.	9.750%	12/15/14	B–	106,150

250	Kinder Morgan Energy Partners, L.P.	6.500%	9/01/39	BBB	259,111

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services (continued)

$160	Linn Energy LLC Finance Corporation, 144A	7.750%	2/01/21	B	$164,800

85	Nabors Industries Inc.	9.250%	1/15/19	BBB	105,487

200	Plains All American Pipeline L.P.	5.750%	1/15/20	BBB–	213,404

50	Rockies Express Pipeline Company, 144A	6.250%	7/15/13	BBB–	54,029

55	Transocean Sedco Inc.	6.000%	3/15/18	BBB	57,850
910	Total Energy Equipment & Services				960,831
	Food & Staples Retailing – 0.6%

165	Kroger Co.	3.900%	10/01/15	BBB	173,554

2	Kroger Co.	7.500%	4/01/31	BBB	2,425

135	Safeway Inc.	6.250%	3/15/14	BBB	150,085

135	Wal-Mart Stores, Inc.	3.200%	5/15/14	AA	141,313

50	Wal-Mart Stores, Inc.	5.800%	2/15/18	AA	57,537
487	Total Food & Staples Retailing				524,914
	Food Products – 0.2%

27	Kellogg Company	7.450%	4/01/31	A3	33,934

85	Kraft Foods Inc.	6.125%	2/01/18	Baa2	97,237
112	Total Food Products				131,171
	Gas Utilities – 0.0%

2	Consolidated Natural Gas Company	5.000%	12/01/14	A–	2,177
	Hotels, Restaurants & Leisure – 0.8%

160	Boyd Gaming Corporation, 144A	9.125%	12/01/18	B	158,800

145	Brunswick Corporation	7.375%	9/01/23	Caa1	128,325

155	Marina District Finance Company Limited, 144A	9.875%	8/15/18	BB	153,450

85	McDonald’s Corporation	5.800%	10/15/17	A	98,352

100	Tricon Golbal Restaurants Incorporated	8.875%	4/15/11	BBB–	102,221
645	Total Hotels, Restaurants & Leisure				641,148
	Household Durables – 0.5%

155	MDC Holdings Inc.	5.625%	2/01/20	BBB–	153,154

120	Meritage Homes Corporation	7.150%	4/15/20	B+	120,000

115	Norcraft Companies Finance	10.500%	12/15/15	B2	122,763
390	Total Household Durables				395,917
	Household Products – 0.2%

150	Clorox Company	3.550%	11/01/15	BBB+	154,522

20	Procter and Gamble Company	4.850%	12/15/15	AA–	22,329
170	Total Household Products				176,851
	Industrial Conglomerates – 0.8%

300	Textron Inc.	7.250%	10/01/19	BBB–	344,354

190	Timken Company	6.000%	9/15/14	BBB–	209,323

125	Tyco International Group	6.000%	11/15/13	A–	138,759
615	Total Industrial Conglomerates				692,436
	Insurance – 0.3%

100	Berkshire Hathaway Inc.	5.400%	5/15/18	AA+	109,874

75	MetLife Inc.	7.717%	2/15/19	A–	92,224

55	Prudential Financial Inc.	4.750%	4/01/14	A	58,294
230	Total Insurance				260,392

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	IT Services – 0.3%

$94	First Data Corporation, 144A	12.625%	1/15/21	B–	$90,240

94	First Data Corporation, 144A	8.250%	1/15/21	B–	90,710

22	First Data Corporation	9.875%	9/24/15	B–	21,065

38	Fiserv Inc.	6.125%	11/20/12	Baa2	41,114
248	Total IT Services				243,129
	Machinery – 0.2%

5	Caterpillar Inc.	6.050%	8/15/36	A	5,671

15	Deere & Company	6.950%	4/25/14	A	17,429

150	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	152,625
170	Total Machinery				175,725
	Media – 2.3%

80	Allbritton Communications Company	8.000%	5/15/18	B	81,200

10	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	10,925

40	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	44,000

340	Comcast Corporation	5.850%	11/15/15	BBB+	382,596

55	Comcast Corporation	6.450%	3/15/37	BBB+	58,957

40	News America Holdings Inc.	6.150%	3/01/37	BBB+	41,841

115	Nielsen Finance LLC Co.	11.625%	2/01/14	B	133,688

50	Nielsen Finance LLC Co.	7.750%	10/15/18	B	52,000

195	Sinclair Television Group, 144A	9.250%	11/01/17	Ba3	212,063

170	Thomson Reuters Corporation	4.700%	10/15/19	A–	179,009

130	Time Warner Cable Inc.	6.200%	7/01/13	BBB	144,466

35	Time Warner Cable Inc.	6.550%	5/01/37	BBB	37,596

210	Time Warner Inc.	4.875%	3/15/20	BBB	219,110

150	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	159,000

25	Walt Disney Company	6.000%	7/17/17	A	28,779

2	Walt Disney Company	7.000%	3/01/32	A	2,462

45	WMG Acquisition Group	9.500%	6/15/16	Ba2	48,488
1,692	Total Media				1,836,180
	Metals & Mining – 0.4%

45	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	40,725

80	BHP Billiton Finance Limited	5.500%	4/01/14	A+	88,597

95	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	96,069

50	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	53,750

25	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	26,438

60	United States Steel Corporation	6.050%	6/01/17	BB	59,475
355	Total Metals & Mining				365,054
	Multi-Line Retail – 0.8%

120	Costco Wholesale Corporation	5.300%	3/15/12	A+	126,282

260	CVS Caremark Corporation	3.250%	5/18/15	BBB+	264,504

8	Federated Department Stores, Inc.	6.900%	4/01/29	BB+	7,900

75	Home Depot, Inc.	5.400%	3/01/16	BBB+	84,141

170	Target Corporation	5.375%	5/01/17	A+	190,774
633	Total Multi-Line Retail				673,601

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multi-Utilities – 0.3%

$190	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	$194,750

45	Dominion Resources Inc.	6.250%	6/30/12	A–	48,377

16	Pacific Gas and Electric Company	6.050%	3/01/34	A3	17,575

11	Reliant Energy, Centerpoint Energy Inc.	7.750%	2/15/11	BBB	11,083

9	Virginia Electric and Power Company	4.750%	3/01/13	A–	9,604
271	Total Multi-Utilities				281,389
	Oil, Gas & Consumable Fuels – 4.8%

95	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB-	106,575

40	Apache Corporation	6.000%	1/15/37	A–	44,139

150	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	CCC+	142,500

140	Black Elk Energy Offshore Operations LLC., 144A	13.750%	12/01/15	B–	140,000

100	BP Capital Markets PLC	3.625%	5/08/14	A	103,164

50	Breitburn Energy Partners LP, 144A	8.625%	10/15/20	B+	50,500

210	Cenovus Energy Inc.,144A	4.500%	9/15/14	BBB+	225,218

125	Chevron Corporation	3.950%	3/03/14	Aa1	133,545

10	Devon Energy Corporation	7.950%	4/15/32	BBB+	13,317

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	204,753

50	Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B	52,125

170	Enterprise Products Operating Group LLP	4.600%	8/01/12	BBB-	178,489

85	EOG Resources Inc.	5.625%	6/01/19	A–	94,020

100	McMoran Exploration Corporation	11.875%	11/15/14	B	111,000

190	NFR Energy LLC / Finance Corporation., 144A	9.750%	2/15/17	B	188,575

20	Occidental Petroleum Corporation	6.750%	1/15/12	A	21,189

140	Occidental Petroleum Corporation	4.125%	6/01/16	A	151,184

100	Offshore Group Investment Limited, 144A	11.500%	8/01/15	B–	109,000

140	OPTI Canada Inc.	8.250%	12/15/14	CCC	100,450

155	RAAM Global Energy Company	12.500%	10/01/15	B	159,844

175	Sabine Pass LNG LP	7.500%	11/30/16	B+	164,938

90	Sandridge Energy Inc.	8.625%	4/01/15	B+	92,588

85	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	87,763

510	Shell International Finance BV	4.300%	9/22/19	Aa1	532,669

115	StatOilHydro ASA	2.900%	10/15/14	Aa2	119,018

245	SunCor Energy Inc.	6.100%	6/01/18	BBB+	282,124

135	Tesoro Petroleum Corporation	6.250%	11/01/12	BB+	141,750

10	Tosco Corporation	8.125%	2/15/30	A1	12,988

10	Valero Energy Corporation	7.500%	4/15/32	BBB	10,588

115	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	112,413
3,755	Total Oil, Gas & Consumable Fuels				3,886,426
	Paper & Forest Products – 0.3%

190	McClatchy Company	11.500%	2/15/17	B+	214,463

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,457
198	Total Paper & Forest Products				222,920
	Pharmaceuticals – 0.0%

3	Schering-Plough Corporation	6.500%	12/01/33	AA	3,597

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate – 0.2%

$100	Host Hotel & Resorts Inc.	6.000%	11/01/20	BB+	$99,000

90	Potlatch Corporation	7.500%	11/01/19	Ba1	94,500
190	Total Real Estate				193,500
	Road & Rail – 0.2%

18	Burlington Northern Santa Fe Corporation	6.750%	7/15/11	A3	18,612

10	CSX Corporation	5.600%	5/01/17	BBB-	10,960

110	DynCorp International Inc., 144A	10.375%	7/01/17	B1	113,300

17	Norfolk Southern Corporation	7.700%	5/15/17	BBB+	20,791
155	Total Road & Rail				163,663
	Specialty Retail – 0.7%

25	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	24,938

300	CenturyLink Inc.	6.150%	9/15/19	BBB-	301,409

100	Claires Stores, Inc.	10.500%	6/01/17	CCC	93,750

25	Ferrellgas LP., 144A	6.500%	5/01/21	Ba3	24,500

145	TJX Companies, Inc.	4.200%	8/15/15	A	155,574
595	Total Specialty Retail				600,171
	Textiles, Apparel & Luxury Goods – 0.1%

50	Brickman Group Holdings., 144A	9.125%	11/01/18	B3	50,875

50	Hanesbrands Inc., 144A	6.375%	12/15/20	BB-	47,750
100	Total Textiles, Apparel & Luxury Goods				98,625
	Tobacco – 0.2%

120	Altria Group Inc.	8.500%	11/10/13	Baa1	142,128
	Trading Companies & Distributors – 0.0%

30	Russel Metals Inc.	6.375%	3/01/14	Ba1	30,150
	Wireless Telecommunication Services – 1.4%

185	Cricket Communications Inc., 144A	7.750%	10/15/20	B–	176,675

202	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	224,081

80	MetroPCS Wireless Inc.	6.625%	11/15/20	B	76,400

50	Nokia Corporation	5.375%	5/15/19	A	52,856

60	Rogers Wireless Communications Inc.	6.375%	3/01/14	BBB	67,465

200	Sprint Capital Corporation	6.900%	5/01/19	BB-	198,500

80	Vodafone Group PLC	5.350%	2/27/12	A–	83,909

75	Windstream Corporation	7.750%	10/15/20	Ba3	77,625

140	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB-	145,243
1,072	Total Wireless Telecommunication Services				1,102,754
$22,665	Total Corporate Bonds (cost $22,320,259)				23,893,439

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.4%

	U.S. Treasury Bonds/Notes – 35.4%

$190	Tennessee Valley Authority	5.250%	9/15/39	AAA	$201,633

4,500	Federal Home Loan Bank Bonds	3.625%	7/1/11	AAA	4,576,973

650	United States of America Treasury Bonds/Notes	6.375%	8/15/27	AAA	836,570

675	United States of America Treasury Bonds/Notes	5.250%	11/15/28	AAA	773,719

600	United States of America Treasury Bonds/Notes	5.250%	2/15/29	AAA	688,219

300	United States of America Treasury Bonds/Notes	4.500%	2/15/36	AAA	310,641

450	United States of America Treasury Bonds/Notes	4.750%	2/15/37	AAA	483,680

900	United States of America Treasury Bonds/Notes	3.500%	2/15/39	AAA	775,688

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$400	United States of America Treasury Bonds/Notes, (4)	4.375%	11/15/39	AAA	$402,188

425	United States of America Treasury Bonds/Notes	4.625%	2/15/40	AAA	445,254

500	United States of America Treasury Bonds/Notes	4.500%	3/31/12	AAA	525,821

525	United States of America Treasury Bonds/Notes	4.625%	7/31/12	AAA	559,577

1,150	United States of America Treasury Bonds/Notes	1.750%	8/15/12	AAA	1,173,808

250	United States of America Treasury Bonds/Notes	1.375%	9/15/12	AAA	253,662

1,000	United States of America Treasury Bonds/Notes	2.750%	2/28/13	AAA	1,045,391

3,500	United States of America Treasury Bonds/Notes	2.750%	10/31/13	AAA	3,679,648

1,500	United States of America Treasury Bonds/Notes	1.500%	12/31/13	AAA	1,521,797

1,000	United States of America Treasury Bonds/Notes	2.625%	12/31/14	AAA	1,042,891

3,000	United States of America Treasury Bonds/Notes	2.625%	4/30/16	AAA	3,071,484

125	United States of America Treasury Bonds/Notes	3.875%	8/15/40	AAA	115,156

4,262	United States of America Treasury Inflation Indexed Obligations	1.250%	7/15/20	AAA	4,369,912

1,500	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/12	AAA	1,492,767

105	United States of America Treasury Securities, STRIPS (I/O)	0.000%	8/15/18	AAA	83,976

400	United States of America Treasury Securities, STRIPS (I/O)	0.000%	5/15/32	AAA	150,237

550	United States of America Treasury Securities, STRIPS (P/O)	0.000%	2/15/39	AAA	152,735
$28,457	Total U.S. Government and Agency Obligations (cost $28,655,039)				28,733,427

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 46.3%

	Autos – Asset-Backed Securities - 9.5%

$550	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/8/15	Aa1	$549,411

291	Bank of America Auto Trust, Series 2009-2A, 144A	2.130%	9/15/13	AAA	293,769

379	Bank of America Auto Trust, Series 2009-1A	2.670%	7/15/13	AAA	382,775

350	Bank of America Auto Trust, Series 2010-1A	1.540%	7/15/14	AAA	352,050

800	BMW Vehicle Owners Trust, Series 2010-A	2.100%	10/25/16	AAA	817,062

275	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	AA	269,340

425	Chrysler Financial Auto Securtization Trust, Series 2010A	1.650%	11/8/13	AA	424,875

141	Daimler Chrysler Auto Trust 2008B	5.320%	11/10/14	AA	146,487

300	Ford Credit Auto Owner Trust 2006B-C	5.680%	6/15/12	AAA	303,114

87	Ford Credit Auto Owner Trust 2008A-3A	3.960%	4/15/12	AAA	87,937

290	Ford Credit Auto Owners Trust 2010	2.930%	11/15/15	AA	295,548

590	Ford Credit Floorplan Master Owner Trust Series 2010-3, (9)	4.200%	2/15/17	AAA	623,601

360	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	376,896

300	Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	303,464

460	Mercedes-Benz Auto Receivables Trust, Series 2010-1	2.140%	8/15/13	AAA	470,071

296	Nissan Auto Receivables Owners Trust 2008-C	5.930%	7/16/12	AAA	299,789

404	Nissan Auto Receivables Owners Trust, Series 2009-1	5.000%	9/15/14	AAA	414,117

420	Toyota Auto Receivables Owner Trust, Class A3, Series 2003B	1.860%	5/16/16	AAA	426,361

864	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	883,697
7,582	Total Autos				7,720,364
	Credit Cards – Asset-Backed Securities - 5.5%

71	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1, (9)	6.000%	6/25/35	Caa1	54,769

850	Chase Issuance Trust Series 2008-A9	4.260%	5/15/13	AAA	861,770

750	CitiBank Credit Card Issuance Trust, Series 2006-A4	5.450%	5/10/13	AAA	763,210

550	CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	562,515

20	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Credit Cards - Asset-Backed Securities (continued)

$205	Discover Card Master Trust 2008, Class A3	5.100%	10/15/13	AAA	$207,728

230	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.349%	8/11/36	AAA	240,722

850	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	864,818

530	General Electric Master Credit Card Trust, Series 2009-3A	2.540%	9/15/14	AAA	536,462

350	Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.865%	3/18/36	AAA	364,444
4,386	Total Credit Cards				4,456,438
	Home Equity – Asset-Backed Securities - 2.0%

644	Ally Master Owner Trust 2010-3	2.880%	4/15/15	AAA	659,915

350	CNH Equipment Trust 2010-A	1.390%	3/15/14	AAA	352,942

630	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	AAA	666,830
1,624	Total Home Equity				1,679,687
	Commercial – Mortgage-Backed Securities - 1.6%

350	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	365,840

399	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	410,586

500	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass- Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	524,176
1,249	Total Commercial				1,300,602
	Residential – Mortgage-Backed Securities - 27.7%

50	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	5.873%	1/1/37	AAA	52,906

88	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	AAA	94,480

2,370	Federal National Mortgage Interest Strip Series 366-25, (9)	5.000%	10/1/35	AAA	280,216

355	Federal National Mortgage Pool	6.000%	11/1/34	AAA	388,989

209	Federal National Mortgage Pool	5.500%	4/1/35	AAA	224,446

144	Federal National Mortgage Pool	3.065%	5/1/35	AAA	148,387

152	Federal National Mortgage Pool	2.075%	8/1/35	AAA	157,482

144	Federal National Mortgage Pool	6.016%	12/1/36	AAA	154,379

387	Federal National Mortgage Pool	6.206%	9/1/37	AAA	417,296

4,000	Federal National Mortgage Association (MDR) (WI/DD)	5.500%	TBA	AAA	4,300,624

8,720	Federal National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	9,168,260

117	Freddie Mac Non Gold Participation Certificates	6.167%	12/1/36	AAA	125,834

62	Freddie Mac REMIC	5.500%	5/15/28	AAA	62,793

6,000	Government National Mortgage Association (MDR) (WI/DD)	5.000%	TBA	AAA	6,379,692

508	National Credit Union Adminstration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	494,714

43	Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.856%	10/25/35	AAA	40,985
23,349	Total Residential				22,491,483
$38,190	Total Asset-Backed and Mortgage-Backed Securities (cost $37,227,562)				$37,648,574

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES - 0.0%

	Capital Markets - 0.0%

$8	First Union Institutional Capital Securities I	8.040%	12/01/26	A–	$8,161
$8	Total Capital Preferred Securities (cost $8,585)				8,161

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

December 31, 2010

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 6.5%

	Colombia – 3.7%

$10	Republic of Colombia	8.250%	12/22/14	BBB-	$11,775

4,820,000	COP Republic of Colombia	7.750%	4/14/21	BB+	2,993,672

	Total Colombia				3,005,447

	Germany – 1.9%

1,500	KFW Bankegruppe	4.625%	1/20/11	AAA	1,502,313
	Peru – 0.9%

2,050	PEN Republic of Peru	6.950%	8/12/31	Baa3	760,025
	Total Sovereign Debt (cost $4,918,370)				5,267,785

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	STRUCTURED NOTES – 0.8%

$650	FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13		617,188
$650	Total Structured Notes (cost $610,574)				$617,188

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 4.6%

	Repurchase Agreements – 4.6%

$3,737	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2010, repurchase price $3,736,809, collateralized by $3,800,000 U.S. Treasury Notes, 2.125%, due 12/31/15, value $3,814,250	0.040%	1/03/11		3,736,797
	Total Short-Term Investments (cost $3,736,797)				3,736,797
	Total Investments (cost $97,572,125) – 123.0%				100,007,121
	Other Assets Less Liabilities – (23.0)% (8)				(18,718,948)
	Net Assets – 100%				$81,288,173

Investments in Derivatives

Forward Foreign Currency Exchange Contracts outstanding at December 31, 2010:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
BNP Paribas	Brazilian Real	1,884,300	U.S. Dollar	1,101,286	1/04/11	$(33,835)
Deutsche Bank	Brazilian Real	1,884,300	U.S. Dollar	1,130,897	1/04/11	(4,224)
Citibank	Colombian Peso	5,095,200,000	U.S. Dollar	2,692,312	2/25/11	17,315
HSBC	Euro	850,000	U.S. Dollar	1,155,762	1/18/11	19,934
BNP Paribas	Japanese Yen	93,538,700	U.S. Dollar	1,150,000	1/05/11	(2,096)
BNP Paribas	Mexican Peso	14,000,000	U.S. Dollar	1,116,901	1/14/11	(15,955)
JPMorgan Chase	Peruvian Nuevo Sol	2,101,250	U.S. Dollar	738,317	1/12/11	(10,265)
BNP Paribas	Pound Sterling	750,000	U.S. Dollar	1,185,788	1/26/11	16,644
Morgan Stanley	Swiss Franc	1,143,894	U.S. Dollar	1,150,000	1/26/11	(73,750)
BNP Paribas	Turkish Lira	1,572,367	U.S. Dollar	1,070,730	1/14/11	53,646
HSBC	U.S. Dollar	1,128,668	Australian Dollar	1,150,000	2/07/11	42,757
Deutsche Bank	U.S. Dollar	1,100,000	Brazilian Real	1,884,300	1/04/11	32,120
BNP Paribas	U.S. Dollar	1,130,897	Brazilian Real	1,884,300	1/04/11	4,224
BNP Paribas	U.S. Dollar	1,094,124	Brazilian Real	1,884,300	2/02/11	33,435
Morgan Stanley	U.S. Dollar	577,529	Swiss Franc	571,893	1/26/11	34,289
Morgan Stanley	U.S. Dollar	585,586	Swiss Franc	572,000	1/26/11	26,346

22	Nuveen Investments

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Royal Bank of Scotland	U.S.Dollar	18,171	Czech Koruna	349,169	1/31/11	$459
Morgan Stanley	U.S. Dollar	592,235	Indian Rupee	27,000,000	2/10/11	7,579
BNP Paribas	U.S. Dollar	1,131,841	Japanese Yen	93,538,700	1/05/11	20,256
BNP Paribas	U.S. Dollar	1,134,871	Mexican Peso	14,000,000	1/14/11	(2,015)
HSBC	U.S. Dollar	1,100,000	Mexican Peso	13,641,210	2/8/11	1,932
Citibank	U.S. Dollar	24,380	Polish Zloty	72,600	1/05/11	142
Royal Bank of Scotland	U.S. Dollar	6,264	Swedish Krona	42,971	1/31/11	120
Royal Bank of Canada	U.S. Dollar	1,098,252	Turkish Lira	1,572,367	1/14/11	(81,167)
BNP Paribas	U.S. Dollar	1,100,000	South African Rand	7,645,198	2/07/11	54,733
						$142,624

Interest Rate Swaps outstanding at December 31, 2010:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	3,600,000	PLN	Pay	6-Month WIBOR	5.340%	Annually	7/06/20	$(18,807)	$(18,807)
Citibank	10,000,000	AUD	Pay	6-Month AUD-BBR	5.915	Semi-Annually	12/16/15	9,686	9,686
Citibank	5,600,000	AUD	Receive	3-Month AUD-BBR	5.400	Quarterly	12/16/12	(3,060)	(3,060)
Citibank	4,400,000	AUD	Receive	6-Month AUD-BBR	6.180	Semi-Annually	12/16/20	(23,733)	(23,733)
Deutsche Bank AG	5,800,000	ILS	Pay	3-Month TELBOR	4.850	Annually	5/20/20	59,437	59,437
Deutsche Bank AG	25,500,000	MXN	Pay	28-Day MXN-TIIE	8.225	28-Day	12/30/19	150,209	150,209
JPMorgan	4,046,000,000	KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(55,023)	(55,023)
JPMorgan	1,452,000,000	CLP	Pay	6-Month CLICP	4.580	Semi-Annually	8/11/14	(41,931)	(41,316)
Morgan Stanley	29,500,000	SEK	Receive	3-Month STIBOR	2.535	Annually	5/06/15	35,450	35,450
Morgan Stanley	2,150,000	CHF	Receive	6-Month LIBOR-BBA	2.358	Annually	4/12/20	(95,267)	(95,267)
Morgan Stanley	4,000,000	EUR	Receive	6-Month EURIBOR	1.710	Annually	12/16/12	(17,667)	(17,667)
Morgan Stanley	1,922,000,000	JPY	Pay	6-Month LIBOR-BBA	0.386	Semi-Annually	10/05/12	(10,179)	(10,179)
Morgan Stanley	46,300,000	JPY	Pay	6-Month LIBOR-BBA	0.445	Semi-Annually	12/16/12	743	743
Morgan Stanley	31,100,000	JPY	Pay	6-Month LIBOR-BBA	1.379	Semi-Annually	12/16/20	8,527	8,527
Morgan Stanley	388,000,000	JPY	Receive	6-Month LIBOR-BBA	1.022	Semi-Annually	10/05/20	48,274	48,274
Morgan Stanley	77,400,000	JPY	Receive	6-Month LIBOR-BBA	0.718	Semi-Annually	12/16/15	(7,630)	(7,630)
Morgan Stanley	2,800,000	EUR	Pay	6-Month EURIBOR	3.363	Annually	12/16/20	(28,686)	(28,686)
Morgan Stanley	13,250,000	SEK	Receive	3-Month STIBOR	2.560	Annually	11/12/15	51,340	51,340
Morgan Stanley	6,800,000	EUR	Pay	6-Month EURIBOR	2.580	Annually	12/16/15	51,557	51,557
UBS AG	46,100,000	CZK	Receive	6-Month PRIBOR	3.000	Annually	6/21/20	(17,110)	(17,110)
									$96,745

Credit Default Swaps outstanding at December 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Apprecation (Depreciation) (U.S. Dollars)
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	14.35%	$190,000	5.000%	6/20/14	$(41,269)	$(10,869)
JPMorgan	DJ Investment Grade CDX	Sell	.69	1,500,000	1.000	12/20/14	18,487	2,950
JPMorgan	DJ Investment Grade CDX	Sell	.85	3,400,000	1.000	12/20/15	24,797	5,744
UBS AG	Freescale Semiconductor, Inc.	Sell	4.98	140,000	5.000	6/20/15	(2,510)	24,090
								$21,915
*	Annualized.

Futures Contracts outstanding at December 31, 2010:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. 5-Year Treasury Note	Short	(10)	3/11	$(1,177,188)	$18,017
U.S. 10-Year Treasury Note	Long	4	3/11	481,750	(12,856)
					$5,161

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

December 31, 2010

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$101,750	$—	$101,750
Corporate Bonds	—	23,887,439	6,000	23,893,439
U.S. Government and Agency Obligations	—	24,733,427	—	24,733,427
Asset-Backed and Mortgage-Backed Securities	—	36,689,987	958,587	37,648,574
Capital Preferred Securities	—	8,161	—	8,161
Sovereign Debt	—	5,267,785	—	5,267,785
Structured Notes	—	617,188	—	617,188
Short-Term Investments	—	3,736,797	—	3,736,767
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	145,624	—	145,624
Interest Rate Swaps*	—	96,745	—	96,745
Credit Default Swaps*	—	21,915	—	21,915
Futures Contracts*	5,161	—	—	5,161
Total	$5,161	$99,306,818	$964,587	$100,276,566
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Corporate Bonds	Level 3 Asset-Backed and Mortgage-Backed Securities	Level 3 Interest Rate Swaps*	Level 3 Total
Balance at the beginning of period	$6,000	$—	$65,778	$71,778
Gains (losses):
Net realized gains (losses)	—	—	33,744	33,744
Net change in unrealized appreciation (depreciation)	—	—	(65,778)	(65,778)
Purchases at cost	—	—	2,933,551	2,933,551
Sales at proceeds	—	—	(2,967,295)	(2,967,295)
Net discounts (premiums)	—	—	—	—
Transfers in to	—	—	—	—
Transfers out of	—	958,587	—	958,587
Balance at the end of period	$6,000	$958,587	$—	$964,587
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodologies, changes in the observability of inputs or changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ —	$(17,568,300)	$17,568,300	$(958,587)	$958,587	$ —

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

24	Nuveen Investments

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value

Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$356,931	Unrealized depreciation on forward foreign currency exchange contracts	$223,307
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	18,017	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	12,856
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	415,223	Unrealized depreciation on interest rate swaps**	318,478
Credit	Swaps	Unrealized appreciation on credit default swaps**	32,784	Unrealized depreciation on credit default swaps**	10,869
Total			$822,955		$565,510
*	Represents cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments and not the deposits with brokers, if any, or the receivable or payable for variation margin on futures contracts.
**	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require a counterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments (excluding investments in derivatives), was $98,386,927.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$2,681,863
Depreciation	(1,061,669)
Net unrealized appreciation (depreciation) of investments	$1,620,194

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Multi-Strategy Core Bond Fund (continued)

December 31, 2010

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivaties.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(8)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

(9)	For fair value measurement purposes, investment categorized as Level 3.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

I/O	Interest only investment.

P/O	Principal only investment.

MDR	Denotes investment is subject to dollar roll transactions.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

PEN	Peruvian Nuevo Sol

PLN	Polish Zloty

SEK	Swedish Krona

AUD-BBR	Australian Dollar-Bank Bill Rate

CLICP	Sinacofi Chile Inter-Bank Rate Average

EURIBOR	Euro Inter-Bank Offered Rate

KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

LIBOR-BBA	London Inter-Bank Offered Rate-British Bankers’ Association

MXN-TIIE	Mexican Peso Inter-Bank Equilibrium Interest Rate

PRIBOR	Prague Inter-Bank Offered Rate

STIBOR	Stockholm Inter-Bank Offered Rate

TELBOR	Tel-Aviv Inter-Bank Offered Rate

WIBOR	Warsaw Inter-Bank Offered Rate

26	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.9%

	Diversified Telecommunication Services – 0.9%

$1,354	Qwest Communications International Inc.	7.500%	2/15/14	Ba2	$1,377,695
$1,354	Total Convertible Bonds (cost $1,285,469)				1,377,695

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 92.2%

	Aerospace & Defense – 3.1%

$2,600	Global Aviation Holdings	14.000%	8/15/13	BB–	$2,821,000

1,670	Kratos Defense & Security Solutions Inc.	10.000%	6/01/17	B+	1,857,875
4,270	Total Aerospace & Defense				4,678,875
	Auto Components – 1.7%

2,480	American & Axle Manufacturing Inc.	7.875%	3/01/17	B–	2,551,300
	Automobiles – 0.1%

100	Asbury Automotive Group Inc., 144A	8.375%	11/15/20	B–	103,750
	Building Products – 1.6%

425	Dayton Superior Corporation, (3)	13.000%	6/15/11	Caa3	63,750

2,330	Ryland Group Inc.	6.625%	5/01/20	BB–	2,306,700
2,755	Total Building Products				2,370,450
	Chemicals – 2.6%

2,495	CF Industries Inc.	6.875%	5/01/18	BB+	2,675,888

1,050	Methanex Corporation	8.750%	8/15/12	BBB–	1,110,375

100	Omonva Solutions Inc., 144A	7.875%	11/01/18	B2	101,250
3,645	Total Chemicals				3,887,513
	Commercial Services & Supplies – 5.7%

1,670	Avis Budget Car Rental., 144A	8.250%	1/15/19	B	1,695,050

2,110	Browning Ferris Industries	9.250%	5/01/21	BBB	2,658,231

1,670	PHI Inc., 144A	8.625%	10/15/18	B+	1,720,100

2,205	West Corporation	11.000%	10/15/16	B–	2,403,450
7,655	Total Commercial Services & Supplies				8,476,831
	Communications Equipment – 0.6%

420	Sungard Data Systems Inc., 144A	7.375%	11/15/18	B	424,200

420	Sungard Data Systems Inc., 144A	7.625%	11/15/20	B	427,350
840	Total Communications Equipment				851,550
	Containers & Packaging – 2.1%

1,955	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	1,622,650

1,410	Rock-Tenn Company	5.625%	3/15/13	BBB	1,462,875
3,365	Total Containers & Packaging				3,085,525
	Diversified Telecommunication Services – 8.3%

2,510	Cequel Communication Holdings I, 144A	8.625%	11/15/17	B–	2,635,500

2,330	Cincinnati Bell Inc.	8.750%	3/15/18	B–	2,196,025

2,960	Citizens Communications Company	9.000%	8/15/31	BB	3,056,199

1,650	Insight Communications, 144A	9.375%	7/15/18	B–	1,765,500

2,515	Paetec Holding Corporation	8.875%	6/30/17	Ba3	2,697,338

50	Qwest Communications International Inc., 144A	7.125%	4/01/18	Ba2	52,000
12,015	Total Diversified Telecommunication Services				12,402,562

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 1.7%

$2,330	Edison Mission Energy	7.625%	5/15/27	B–	$1,695,075

835	West Corporation, 144A	8.625%	10/01/18	B	889,275
3,165	Total Electric Utilities				2,584,350
	Electronic Equipment & Instruments – 1.7%

2,200	ViaSystems Inc., 144A	12.000%	1/15/15	B+	2,469,500
	Energy Equipment & Services – 3.4%

2,555	Geokinetics Holdings Inc.	9.750%	12/15/14	B–	2,465,575

2,480	Linn Energy LLC Finance Corporation, 144A	7.750%	2/01/21	B	2,554,400
5,035	Total Energy Equipment & Services				5,019,975
	Hotels, Restaurants & Leisure – 4.7%

2,985	Boyd Gaming Corporation, 144A	9.125%	12/01/18	B	2,962,612

1,790	Brunswick Corporation	7.375%	9/01/23	Caa1	1,584,150

2,510	Marina District Finance Company Limited, 144A	9.875%	8/15/18	BB	2,484,900
7,285	Total Hotels, Restaurants & Leisure				7,031,662
	Household Durables – 2.5%

1,550	Meritage Homes Corporation	7.150%	4/15/20	B+	1,550,000

2,050	Norcraft Companies Finance	10.500%	12/15/15	B2	2,188,375
3,600	Total Household Durables				3,738,375
	IT Services – 2.2%

1,538	First Data Corporation, 144A	12.625%	1/15/21	B–	1,476,480

1,538	First Data Corporation, 144A	8.250%	1/15/21	B–	1,484,170

344	First Data Corporation	9.875%	9/24/15	B–	329,380
3,420	Total IT Services				3,290,030
	Machinery – 2.1%

3,016	Greenbrier Companies, Inc.	8.375%	5/15/15	CCC	3,068,779
	Media – 8.2%

1,050	Allbritton Communications Company	8.000%	5/15/18	B	1,065,750

170	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	185,725

645	Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	709,500

2,315	Nielsen Finance LLC Co	11.625%	2/01/14	B	2,691,188

830	Nielsen Finance LLC Co	7.750%	10/15/18	B	863,200

2,360	Sinclair Television Group, 144A	9.250%	11/01/17	Ba3	2,566,500

2,575	TL Acquisitions Inc., 144A	13.250%	7/15/15	CCC+	2,729,500

1,215	WMG Acquisition Group	9.500%	6/15/16	Ba2	1,309,163
11,160	Total Media				12,120,526
	Metals & Mining – 3.3%

1,945	Algoma Acquisition Corporation, 144A	9.875%	6/15/15	CCC+	1,760,225

1,640	Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	1,658,450

800	Steel Dynamics, Inc., 144A	7.625%	3/15/20	BB+	860,000

580	Steel Dynamics, Inc.	7.750%	4/15/16	BB+	613,350
4,965	Total Metals & Mining				4,892,025
	Multi-Utilities – 1.6%

2,335	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	2,393,375
	Oil, Gas & Consumable Fuels – 16.2%

2,485	ATP Oil & Gas Corporation, 144A	11.875%	5/01/15	CCC+	2,360,750

2,545	Black Elk Energy Offshore Operations LLC, 144A	13.750%	12/01/15	B–	2,545,000

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$830	Breitburn Energy Partners LP, 144A	8.625%	10/15/20	B+	$838,300

850	Energy XXI Gulf Coast Inc.	9.250%	12/15/17	B	886,125

1,665	McMoran Exploration Corporation	11.875%	11/15/14	B	1,848,150

2,335	NFR Energy LLC / Finance Corporation, 144A	9.750%	2/15/17	B	2,317,488

1,660	Offshore Group Investment Limited, 144A	11.500%	8/01/15	B–	1,809,400

2,322	OPTI Canada Inc.	8.250%	12/15/14	CCC	1,666,035

2,495	RAAM Global Energy Company	12.500%	10/01/15	B	2,572,969

2,817	Sabine Pass LNG LP	7.500%	11/30/16	B+	2,655,023

1,715	Sandridge Energy Inc.	8.625%	4/01/15	B+	1,764,306

650	Sandridge Energy Inc., 144A	8.750%	1/15/20	B+	671,125

2,180	W&T Offshore, Inc., 144A	8.250%	6/15/14	B+	2,130,950
24,549	Total Oil, Gas & Consumable Fuels				24,065,621
	Paper & Forest Products – 1.8%

2,335	McClatchy Company	11.500%	2/15/17	B+	2,635,631
	Real Estate – 2.3%

1,670	Host Hotel & Resorts Inc.	6.000%	11/01/20	BB+	1,653,300

1,685	Potlatch Corporation	7.500%	11/01/19	Ba1	1,769,250
3,355	Total Real Estate				3,422,550
	Road & Rail – 1.3%

1,860	DynCorp International Inc., 144A	10.375%	7/01/17	B1	1,915,800
	Specialty Retail – 0.9%

420	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	418,950

574	Claires Stores, Inc.	10.500%	6/01/17	CCC	538,125

420	Ferrellgas LP, 144A	6.500%	5/01/21	Ba3	411,600
1,414	Total Specialty Retail				1,368,675
	Textiles, Apparel & Luxury Goods – 1.1%

840	Brickman Group Holdings, 144A	9.125%	11/01/18	B3	854,700

835	Hanesbrands Inc., 144A	6.375%	12/15/20	BB–	797,425
1,675	Total Textiles, Apparel & Luxury Goods				1,652,125
	Trading Companies & Distributors – 1.5%

2,230	Russel Metals Inc.	6.375%	3/01/14	Ba1	2,241,150
	Wireless Telecommunication Services – 9.9%

3,400	Cricket Communications Inc., 144A	7.750%	10/15/20	B–	3,246,999

2,486	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	2,759,738

1,490	MetroPCS Wireless Inc.	6.625%	11/15/20	B	1,422,950

3,380	Sprint Capital Corporation	6.900%	5/01/19	BB–	3,354,649

1,250	Windstream Corporation	7.750%	10/15/20	Ba3	1,293,750

2,545	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB–	2,640,438
14,551	Total Wireless Telecommunication Services				14,718,524
$135,275	Total Corporate Bonds (cost $128,678,605)				137,037,029

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.1%

	U.S. Treasury Bonds/Notes – 2.1%

$2,500	United States of America Treasury Notes/Bonds, (4)	1.000%	7/31/11	AAA	$2,511,525

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen High Yield Bond Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. Treasury Bonds/Notes (continued)

$155	United States of America Treasury Notes/Bonds, (4)	3.380%	6/30/13	AAA	$165,063

500	United States of America Treasury Notes/Bonds	1.500%	12/31/13	AAA	507,266
$3,155	Total U.S. Government and Agency Obligations (cost $3,160,339)				3,183,854

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.5%

$5,181	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/13/10, repurchase price $5,181,043, collateralized by $5,010,000 U.S. Treasury Notes, 3.625%, due 8/15/19, value $5,285,550	0.040%	1/03/11		$5,181,026
	Total Short-Term Investments (cost $5,181,026)				5,181,026
	Total Investments (cost $138,305,439) – 98.7%				146,779,604
	Other Assets Less Liabilities – 1.3% (5)				1,900,251
	Net Assets – 100%				$148,679,855

Investments in Derivatives

Credit Default Swaps outstanding at December 31, 2010:

Counterparty	Referenced Entity	Buy/Sell Protection (6)	Current Credit Spread (7)	Notional Amount	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Credit Suisse	Dynegy Holdings Inc.	Sell	8.18%	$1,000,000	5.000%	3/20/14	$(80,770)	$59,230
Goldman Sachs	K. Hovnanian Enterprises, Inc.	Sell	14.35	2,350,000	5.000	6/20/14	(510,431)	(134,431)
UBS AG	Freescale Semiconductor, Inc.	Sell	4.98	2,530,000	5.000	6/20/15	(45,359)	435,341
								$360,140
*	Annualized

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$1,377,695	$—	$1,377,695
Corporate Bonds	—	136,973,279	63,750	137,037,029
U.S. Government and Agency Obligations	—	3,183,854	—	3,183,854
Short-Term Investments	—	5,181,026	—	5,181,026
Derivatives:
Credit Default Swaps*	—	360,140	—	360,140
Total	$—	$147,075,994	$63,750	$147,139,744
*	Represents net unrealized appreciation (depreciation).

30	Nuveen Investments

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Corporate Bonds
Balance at the beginning of period	$63,750
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$63,750

During the period ended December 31, 2010, the Funds recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Credit	Swaps	Unrealized appreciation on credit default swaps*	$494,571	Unrealized depreciation on credit default swaps*	$134,431
*	Represents cumulative appreciation (depreciation) of swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments (excluding investments in derivatives) was $138,431,274.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives), at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$9,567,008
Depreciation	(1,218,678)
Net unrealized appreciation (depreciation) of investments	$8,348,330

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

(6)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(7)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

N/R	Not rated

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.5%

	Multiline Retail – 0.5%

$200	Saks, Inc., Convertible Bonds.	2.000%	3/15/24	B+	$208,250
$200	Total Convertible Bonds (cost $202,155)				208,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 69.8%

	Aerospace & Defense – 3.6%

$500	BE Aerospace Inc.	6.875%	10/01/20	BB	$518,750

1,000	TransDigm Inc., 144A	7.750%	12/15/18	B–	1,040,000
1,500	Total Aerospace & Defense				1,558,750
	Auto Components – 3.6%

1,000	Tenneco Inc., 144A	6.875%	12/15/20	B+	1,027,500

500	Tenneco Inc.	7.750%	8/15/18	B+	532,500
1,500	Total Auto Components				1,560,000
	Capital Markets – 1.9%

800	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B	829,018
	Chemicals – 3.4%

500	Ferro Corporation	7.875%	8/15/18	B	530,000

200	Hexion US Finance Corporation	8.875%	2/01/18	B3	214,750

200	Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B	207,000

500	PolyOne Corporation	7.375%	9/15/20	Ba3	519,375
1,400	Total Chemicals				1,471,125
	Commercial Banks – 1.2%

500	CIT Group Inc.	7.000%	5/10/15	B+	502,500
	Commercial Services & Supplies – 0.6%

250	International Lease Finance Corporation, 144A	8.625%	9/15/15	BB+	269,375
	Communications Equipment – 2.8%

200	Avaya Inc.	10.125%	11/01/15	CCC+	206,000

1,000	Sungard Data Systems Inc., 144A	7.375%	11/15/18	B	1,010,000
1,200	Total Communications Equipment				1,216,000
	Computers & Peripherals – 1.9%

800	Seagate HDD Cayman, 144A	7.750%	12/15/18	BB+	814,000
	Containers & Packaging – 1.0%

500	Solo Cup Company	8.500%	2/15/14	CCC	452,500
	Diversified Financial Services – 2.1%

500	Ally Financial Inc.	7.500%	9/15/20	B	526,875

400	CIT Group Inc.	7.000%	5/01/17	B+	402,000
900	Total Diversified Financial Services				928,875
	Diversified Telecommunication Services – 2.2%

500	Cincinnati Bell Inc.	8.375%	10/15/20	B+	481,250

200	Insight Communications, 144A	9.375%	7/15/18	B–	214,000

250	Windstream Corporation, 144A	8.125%	9/01/18	Ba3	263,750
950	Total Diversified Telecommunication Services				959,000

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 0.9%

$400	Calpine Corporation, 144A	7.875%	7/31/20	B+	$407,000
	Electrical Equipment – 0.5%

200	Energy Future Holdings	10.000%	1/15/20	B	206,755
	Electronic Equipment & Instruments – 0.6%

250	Advanced Micro Devices, Inc., 144A	7.750%	8/01/20	Ba3	260,625
	Energy Equipment & Services – 2.3%

1,000	Trinidad Drilling Limited, 144A	7.875%	1/15/19	BB–	1,015,000
	Food & Staples Retailing – 1.2%

500	Rite Aid Corporation, 144A	8.000%	8/15/20	B+	523,125
	Health Care Providers & Services – 2.8%

200	Capella Healthcare Inc., 144A	9.250%	7/01/17	B	212,500

250	Select Medical Corporation	7.625%	2/01/15	B–	251,250

250	Skilled Healthcare Group Inc.	11.000%	1/15/14	CCC+	258,750

500	UHS Escrow Corporation, 144A	7.000%	10/01/18	B+	515,000
1,200	Total Health Care Providers & Services				1,237,500
	Health Care Technology – 1.2%

500	MedAssets Inc., 144A	8.000%	11/15/18	B3	505,000
	Hotels, Restaurants & Leisure – 4.8%

250	CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	244,375

200	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	226,000

500	Harrah’s Operating Company, Inc.	10.000%	12/15/18		458,750

200	Pinnacle Entertainment Inc., 144A	8.750%	5/15/20	B	208,000

500	Scientific Games Corporation	8.125%	9/15/18	BB–	506,250

400	Wynn Las Vegas LLC Corporation, 144A	7.750%	8/15/20	BB+	435,000
2,050	Total Hotels, Restaurants & Leisure				2,078,375
	Household Products – 0.5%

200	Central Garden & Pet Company	8.250%	3/01/18	B	203,500
	Internet Software & Services – 0.1%

95	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	66,738
	IT Services – 2.8%

250	Fidelity National Information Services Inc., 144A	7.875%	7/15/20	Ba2	265,625

800	First Data Corporation.	9.875%	9/24/15	B–	766,000

200	Seagate HDD Cayman, 144A	6.875%	5/01/20	BB+	192,000
1,250	Total IT Services				1,223,625
	Machinery – 0.6%

250	Accuride Corporation, 144A	9.500%	8/01/18	B	271,875
	Media – 3.2%

500	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC–	450,000

400	Entravision Communications Corporation, 144A	8.750%	8/01/17	B1	424,000

500	Nielsen Finance LLC Co.	7.750%	10/15/18	B	520,000
1,400	Total Media				1,394,000
	Metals & Mining – 1.2%

500	Novelis Inc., 144A	8.750%	12/15/20	B	521,250

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail – 2.7%

$200	Neiman Marcus Group Inc., Term Loan.	9.000%	10/15/15	B–	$210,500

500	Scotts Mircle-Gro Company, 144A	6.625%	12/15/20	BB–	502,500

500	Sears Holding Corporation, 144A	6.625%	10/15/18	BB+	468,750
1,200	Total Multiline Retail				1,181,750
	Multi-Utilities – 0.6%

250	Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	256,250
	Oil, Gas & Consumable Fuels – 5.5%

900	Chaparral Energy Inc.	8.500%	12/01/15	B+	920,250

200	Chaparral Energy Inc.	8.875%	2/01/17	B+	204,000

1,000	Genesis Energy LP, 144A	7.875%	12/15/18	B+	997,500

250	Western Refining Inc., 144A	10.750%	6/15/14	B3	267,500
2,350	Total Oil, Gas & Consumable Fuels				2,389,250
	Paper & Forest Products – 2.2%

1,000	Catalyst Paper Corporation, 144A	11.000%	12/15/16	B3	947,500
	Pharmaceuticals – 4.4%

700	KV Pharmaceutical Company	2.500%	5/16/33	N/R	388,500

500	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	495,000

1,000	Warner Chilcott Company LLC, 144A	7.750%	9/15/18	B+	1,015,000
2,200	Total Pharmaceuticals				1,898,500
	Road & Rail – 1.2%

500	Swift Services Holdings Inc.	10.000%	11/15/18	Caa1	526,250
	Semiconductors & Equipment – 1.1%

500	NXP BV	3.039%	10/15/13	B–	494,374
	Specialty Retail – 1.5%

700	Brookstone Company Inc., 144A	13.000%	10/15/14	CCC+	649,250
	Wireless Telecommunication Services – 3.6%

1,000	Buccaneer Merger Sub Inc. Syniverse	9.125%	1/15/19	B–	1,037,500

500	Clearwire Communications Finance	12.000%	12/01/15	B2	542,500
1,500	Total Wireless Telecommunication Services				1,580,000
$30,295	Total Corporate Bonds (cost $29,430,988)				30,398,635

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 25.7% (4)

	Air Freight & Logistics – 0.5%

$200	Transdigm, Inc., Term Loan	5.000%	12/06/16	Ba2	$202,313
	Airlines – 1.1%

248	Delta Air Lines, Inc., Term Loan	3.539%	4/30/14	B	240,901

248	United Air Lines, Inc., Term Loan B	2.313%	2/01/14	BB–	240,167
496	Total Airlines				481,068
	Auto Components – 0.6%

249	United Components, Inc., Term Loan	6.250%	3/23/17	Ba3	251,993
	Automobiles – 0.4%

193	Ford Motor Company, Term Loan	3.026%	12/15/13	Baa3	192,418

34	Nuveen Investments

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	Biotechnology – 0.7%

$300	Grifols, Term Loan, (WI/DD)	TBD	TBD	BB	$303,875
	Building Products – 0.8%

333	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	334,756
	Communications Equipment – 2.0%

248	Avaya, Inc., Term Loan	3.034%	10/24/14	B1	235,085

650	Intelsat, Term Loan, (WI/DD)	TBD	TBD	B1	657,194
898	Total Communications Equipment				892,279
	Containers & Packaging – 1.1%

166	Graham Packaging Company LP, Term Loan D	6.000%	9/23/16	B+	168,397

300	Reynolds Group Holdings, Inc., Term Loan D	6.500%	5/05/16	Ba3	303,332
466	Total Containers & Packaging				471,729
	Diversified Financial Services – 0.8%

345	Pinafore LLC, Term Loan	6.250%	9/29/16	BB	350,590
	Food Products – 2.1%

120	Darling International, Inc., Term Loan	5.000%	12/17/16	BB+	121,200

300	NBTY, Inc., Term Loan	6.250%	10/01/17	BB–	304,624

500	Pierre Foods, Inc., Term Loan	7.001%	9/30/16	B+	497,295
920	Total Food Products				923,119
	Health Care Providers & Services – 2.0%

388	MultiPlan, Inc., Term Loan	6.500%	8/26/17	Ba3	392,236

249	Skilled Healthcare Group, Inc., Term Loan	5.250%	4/09/16	B+	244,601

250	Universal Health Services, Term Loan	5.500%	11/15/16	BB+	253,681
887	Total Health Care Providers & Services				890,518
	Hotels, Restaurants & Leisure – 1.9%

450	Burger King Corporation, Term Loan B	6.250%	10/19/16	BB–	457,112

350	Six Flags Theme Parks, Inc., Tranche B, Term Loan	5.500%	6/30/16	BB	353,719
800	Total Hotels, Restaurants & Leisure				810,831
	IT Services – 2.9%

239	First Data Corporation, Term Loan B2	3.011%	9/24/14	B+	220,797

367	Infor Global Solutions Intermediate Holdings, Ltd., Second Lien Delayed Draw, (WI/DD)	TBD	TBD	CCC+	275,917

633	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	478,167

300	Syniverse Holdings, Inc., Term Loan, (WI/DD)	TBD	TBD	BB–	304,125

1,539	Total IT Services				1,279,006
	Media – 1.8%

313	Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	314,844

448	Interactive Data Corporation, Term Loan	6.750%	1/29/17	Ba3	454,744

761	Total Media				769,588
	Metals & Mining – 1.2%

500	Novelis, Inc., Term Loan	5.250%	12/15/16	Ba2	507,188
	Multiline Retail – 0.4%

188	Neiman Marcus Group, Inc., Term Loan	4.303%	4/06/16	BB–	186,818

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Symphony Credit Opportunities Fund (continued)

December 31, 2010

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (3)	Ratings (2)	Value

	Pharmaceuticals – 1.1%

$280	ConvaTec Healthcare, Term Loan, (WI/DD)	TBD	TBD	Ba3	$283,759

203	Warner Chilcott Corporation, Term Loan B3	6.500%	2/22/16	BB	205,124
483	Total Pharmaceuticals				488,883
	Road & Rail – 1.6%

688	Swift Transportation Company, Inc., Term Loan, (WI/DD)	TBD	TBD	BB–	689,305
	Specialty Retail – 1.0%

247	Burlington Coat Factory Warehouse Corporation, Term Loan	2.530%	5/28/13	B–	243,634

194	Michaels Stores, Inc., Term Loan B2	4.813%	7/31/16	B+	194,728
441	Total Specialty Retail				438,362
	Textiles, Apparel & Luxury Goods – 0.7%

300	Gymboree Corporation, Term Loan	5.500%	11/23/17	B+	301,922
	Wireless Telecommunication Services – 1.0%

500	Clear Channel Communications, Inc., Tranche B, Term Loan, (WI/DD)	TBD	TBD	CCC+	429,910
$11,487	Total Variable Rate Senior Loan Interests (cost $10,950,490)				11,196,471

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 9.9%

$4,315	Repurchase Agreement with State Street Bank, dated 12/31/10, repurchase price $4,314,828, collateralized by $4,330,000 U.S. Treasury Notes, 2.125%, due 5/31/15, value $4,403,610	0.040%	1/03/11		$4,314,814
	Total Short-Term Investments (cost $4,314,814)				4,314,814
	Total Investments (cost $44,898,447) – 105.9%				46,118,170
	Other Assets Less Liabilities – (5.9)%				(2,575,942)
	Net Assets – 100%				$43,542,228

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Convertible Bonds	$—	$208,250	$—	$208,250
Corporate Bonds	—	30,398,635	—	30,398,635
Variable Rate Senior Loan Interests	—	11,196,471	—	11,196,471
Short-Term Investments	—	4,314,814	—	4,314,814
Total	$—	$46,118,170	$—	$46,118,170

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

36	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, amortization of premium and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $44,900,379.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$1,299,023
Depreciation	(81,232)
Net unrealized appreciation (depreciation) of investments	$1,217,791

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Nuveen Investments	37

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2011